Risks and Uncertainties (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Concentration Risk [Line Items]
Increase or decrease in reporting interest risk rate	1.00%
Percentage of interest rate	1.00%
Tax loss	$ 31,593	$ 34,779	$ 22,312